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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

/s/Michael Larson                     Kirkland, Washington   February 13, 2009
----------------------------------    --------------------   -----------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          41
                                        --------------------

Form 13F Information Table Value Total:     $ 9,078,970
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2008

----------------------------------------------------------------------------------------------------------------------------
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          VOTING AUTHORITY
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X$1000)  PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                  COM            002824100   185,199  3,470,100 SH         OTHER       1           3,470,100
AUTONATION INC               COM            05329W102   101,192 10,242,100 SH         OTHER       1          10,242,100
BANK FLA CORP NAPLES         COM            062128103     1,279    303,900 SH         OTHER       1             303,900
BAXTER INTL INC              COM            071813109   107,180  2,000,000 SH         OTHER       1           2,000,000
BERKSHIRE HATHAWAY INC DEL   CL B           084670207 4,342,918  1,351,250 SH         OTHER       1           1,351,250
BP PLC                       SPONSORED ADR  055622104   216,546  4,633,000 SH         OTHER       1           4,633,000
CANADIAN NATL RY CO          COM            136375102   308,771  8,399,653 SH         OTHER       1           8,399,653
CATERPILLAR INC DEL          COM            149123101   227,370  5,090,000 SH         OTHER       1           5,090,000
COCA COLA CO                 COM            191216100   257,224  5,682,000 SH         OTHER       1           5,682,000
COCA COLA ENTERPRISES INC    COM            191219104    12,030  1,000,000 SH         OTHER       1           1,000,000
COCA COLA FEMSA S A B DE C V SPON ADR REP L 191241108   198,452  4,561,072 SH         OTHER       1           4,561,072
COSTCO WHSL CORP NEW         COM            22160K105   321,720  6,128,000 SH         OTHER       1           6,128,000
COX RADIO INC                CL A           224051102       601    100,000 SH         OTHER       1             100,000
CROCS INC                    COM            227046109     3,720  3,000,000 SH         OTHER       1           3,000,000
CROWN CASTLE INTL CORP       COM            228227104    93,752  5,332,900 SH         OTHER       1           5,332,900
DAIMLER AG                   REG SHS        D1668R123    32,990    861,800 SH         OTHER       1             861,800
DICKS SPORTING GOODS INC     COM            253393102    18,343  1,300,000 SH         OTHER       1           1,300,000
EASTMAN KODAK CO             COM            277461109    39,809  6,050,000 SH         OTHER       1           6,050,000
EXPEDITORS INTL WASH INC     COM            302130109    54,829  1,648,000 SH         OTHER       1           1,648,000
EXXON MOBIL CORP             COM            30231G102   342,072  4,285,000 SH         OTHER       1           4,285,000
FEDEX CORP                   COM            31428X106    97,829  1,525,000 SH         OTHER       1           1,525,000
GREATER CHINA FD INC         COM            39167B102     1,385    166,414 SH         OTHER       1             166,414
GRUPO TELEVISA SA DE CV      SP ADR REP ORD 40049J206    99,961  6,690,800 SH         OTHER       1           6,690,800
HOME DEPOT INC               COM            437076102    32,274  1,402,000 SH         OTHER       1           1,402,000
IAC INTERACTIVECORP          COM PAR $.001  44919P508     8,416    535,000 SH         OTHER       1             535,000
JOHNSON & JOHNSON            COM            478160104   150,482  2,515,156 SH         OTHER       1           2,515,156
LILLY ELI & CO               COM            532457108    37,773    938,000 SH         OTHER       1             938,000
MCDONALDS CORP               COM            580135101   395,995  6,367,500 SH         OTHER       1           6,367,500
MERCK & CO INC               COM            589331107   245,041  8,060,550 SH         OTHER       1           8,060,550
PEABODY ENERGY CORP          COM            704549104    11,375    500,000 SH         OTHER       1             500,000
PFIZER INC                   COM            717081103    60,049  3,390,700 SH         OTHER       1           3,390,700
PROGRESSIVE CORP OHIO        COM            743315103    29,620  2,000,000 SH         OTHER       1           2,000,000
REPUBLIC SVCS INC            COM            760759100    33,467  1,350,000 SH         OTHER       1           1,350,000
SCHERING PLOUGH CORP         COM            806605101   254,721 14,957,200 SH         OTHER       1          14,957,200
SEATTLE GENETICS INC         COM            812578102    31,479  3,521,088 SH         OTHER       1           3,521,088
TEVA PHARMACEUTICAL INDS LTD ADR            881624209    11,817    277,595 SH         OTHER       1             277,595
TRACTOR SUPPLY CO            COM            892356106    36,140  1,000,000 SH         OTHER       1           1,000,000
VIACOM INC NEW               CL B           92553P201     9,530    500,000 SH         OTHER       1             500,000
WAL MART STORES INC          COM            931142103   266,453  4,753,000 SH         OTHER       1           4,753,000
WASTE MGMT INC DEL           COM            94106L109   259,128  7,819,200 SH         OTHER       1           7,819,200
WYETH                        COM            983024100   140,040  3,733,400 SH         OTHER       1           3,733,400